Shareholders' Equity (Details) - Inflection Point Acquisition Corp. [Member] - USD ($)			12 Months Ended
	Mar. 05, 2021	Feb. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 29, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized			5,000,000	5,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preference shares outstanding
Preference shares issued
Common stock voting rights			three
Ordinary shares subject to possible redemption			31,588,011
Price per share (in Dollars per share)			$ 0.35
Shares outstanding percentage			20.00%
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares outstanding
Preference shares issued
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock voting rights			one
Ordinary shares issued			1,386,989	1,386,989
Ordinary shares outstanding			1,386,989	1,386,989
Ordinary shares subject to possible redemption			31,588,011	31,588,011
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized			50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares issued			8,243,750	8,243,750
Ordinary shares outstanding			8,243,750	8,243,750
Sponsor paid (in Dollars)		$ 25,000
Price per share (in Dollars per share)		$ 0.003
Offering costs (in Dollars)		$ 7,187,500
Founder shares issued	8,625,000
Aggregate shares			1,125,000
Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Forfeited shares					381,250